Share-based payment arrangements - Reconciliation of outstanding share options, narrative (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2016 shares	Dec. 31, 2017 shares	Dec. 31, 2016 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercised (in shares)	166,667	0	116,667
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | €			€ 8.99
Share option program 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury stock (in shares)		0	692,415
Number of options exercised (in shares)			116,667